Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
REVENUES
Product sales	$ 2,564.2	$ 5,800.1	$ 4,164.3	$ 3,228.3
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,435.7	2,948.6	2,544.0	1,998.6
Depreciation and amortization	389.4	745.3	631.1	433.5
Corporate expenditure	20.7	25.9	47.5	35.5
Employee termination costs	35.3	32.8	10.3	21.0
Exploration expenditure	50.9	120.5	82.4	58.0
Feasibility and evaluation costs	9.3	95.2
Loss/(profit) on disposal of property, plant and equipment	(0.7)	0.4	(0.3)	(0.5)
Impairment of assets		9.5
Shaft closure costs				(0.2)
Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.1	(9.4)	3.4
Accretion expense on provision for environmental rehabilitation	10.9	24.9	19.3	13.9
Share-based compensation	27.0	66.4	53.9	33.7
Costs and Expenses, Total	1,978.4	4,069.6	3,378.8	2,596.9
OTHER (EXPENSES)/INCOME
Interest and dividends	12.9	25.4	40.2	24.9
Finance expense	(31.7)	(54.3)	(65.2)	(73.9)
Gain/(loss) on financial instruments	1.0	4.4	27.7	(1.3)
Gain/(loss) on foreign exchange	(1.4)	9.1	(8.5)	10.2
Profit/(loss) on disposal of listed investments	(0.4)	12.8	111.7	(16.1)
Impairment of listed investments		(0.5)	(8.1)	(16.0)
Loss on disposal of subsidiary				(0.3)
South African Equity Empowerment Transactions	(297.6)
Royalties	(43.3)	(149.7)
Other expenses	(30.5)	(69.9)	(31.9)	(7.7)
Nonoperating Income (Expense), Total	(391.0)	(222.7)	65.9	(80.2)
INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' PROFITS/(LOSSES)	194.8	1,507.8	851.4	551.2
Income and mining tax expense	(133.8)	(552.0)	(358.4)	(264.6)
INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' PROFITS/(LOSSES)	61.0	955.8	493.0	286.6
Impairment of investment in equity investee		(6.8)		(87.4)
Share of equity investee's profits/(losses)	4.9	4.0	(22.7)	(3.5)
Net income	65.9	953.0	470.3	195.7
Net income attributable to noncontrolling interests	(53.3)	(71.5)	(79.3)	(34.8)
Net income attributable to Gold Fields shareholders	$ 12.6	$ 881.5	$ 391.0	$ 160.9
BASIC EARNINGS PER SHARE ($)	$ 0.02	$ 1.22	$ 0.55	$ 0.24
DILUTED EARNINGS PER SHARE ($)	$ 0.02	$ 1.21	$ 0.55	$ 0.24
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
COMPUTATION OF BASIC EARNINGS PER SHARE	711,011,673	722,376,228	705,364,200	670,328,262
COMPUTATION OF DILUTED EARNINGS PER SHARE	719,689,050	730,787,498	714,549,842	677,790,732
DIVIDEND PER SHARE ($)	$ 0.10	$ 0.24	$ 0.17	$ 0.17